Earnings (Loss) Per Common Share from Continuing Operations (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (loss) per common share from continuing operations
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$ 441	$ 723	$ 803
Basic weighted-average shares	682,948	619,792	588,553
Diluted weighted-average shares	687,185	625,486	598,175
Earnings (loss) per common share from continuing operations:
Basic	$ 0.65	$ 1.17	$ 1.36
Diluted	$ 0.64	$ 1.15	$ 1.34
Nonvested restricted stock units [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	1,995	2,694	4,332
Earnings (loss) per common share from continuing operations:
Distributed Earnings	$ 2	$ 1
Stock options [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	2,149	2,608	3,374
Convertible debentures [Member]
Effect of dilutive securities:
Incremental dilutive shares, Convertible debt	93	392	1,916